PROPERTY, PLANT AND MINE DEVELOPMENT (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Property, Plant and Mine Development
Cost	$ 5,133,962	$ 5,010,088
Accumulated Amortization	1,004,825	942,632
Net Book Value	4,129,137	4,067,456
Mining properties
Property, Plant and Mine Development
Cost	1,356,797	1,356,227
Accumulated Amortization	106,852	86,839
Net Book Value	1,249,945	1,269,388
Plant and equipment
Property, Plant and Mine Development
Cost	2,552,940	2,538,328
Accumulated Amortization	663,985	617,826
Net Book Value	1,888,955	1,920,502
Mine development costs
Property, Plant and Mine Development
Cost	956,226	918,482
Accumulated Amortization	233,988	237,967
Net Book Value	722,238	680,515
Meliadine project
Property, Plant and Mine Development
Cost	146,436	133,840
Net Book Value	146,436	133,840
La India project
Property, Plant and Mine Development
Cost	75,691	32,553
Net Book Value	75,691	32,553
Goldex mine M and E zones
Property, Plant and Mine Development
Cost	45,872	30,658
Net Book Value	$ 45,872	$ 30,658